INCOME TAX - Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Federal
Current				$ 187,225
Deferred			$ (58,947)	(741,805)
State
Deferred			(7,860)	(153,306)
Change in valuation allowance			$ 66,807	895,111
Income tax provision	$ 83,026	$ 83,026		$ 187,225